Cash from operations (Tables)	3 Months Ended
Mar. 31, 2026
Cash from operations
Schedule of cash flow from operations

	Three months ended
	March 31,	March 31,
	2026	2025
	$'m	$'m

Reconciliation:
Income from continuing operations before taxation	117.2	91.0
Adjustments:
Income/(loss) from discontinued operations before taxation	2.8	(21.8)
Depreciation of property, plant and equipment	50.8	78.6
Amortization of intangible assets	5.0	10.8
Amortization of prepaid site rent	0.9	0.7
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	2.9	2.0
Impairment of assets held for sale	29.9	—
Net impairment loss/(reversal) of withholding tax receivables	5.5	(12.4)
Impairment of inventory	1.3	0.2
Net (gain)/loss on disposal of property, plant and equipment and right-of-use assets	(1.5)	1.2
Share‑based payment and long-term employee benefit expenses	41.4	5.5
Net loss allowance on trade receivables	4.5	0.4
Finance income	(126.5)	(20.5)
Finance costs	125.0	114.3
Insurance claim income	—	(0.1)
Operating income before working capital changes	259.2	249.9

Changes in working capital
Decrease/(increase) in inventory	2.0	(14.2)
(Increase)/decrease in trade and other receivables	(34.3)	10.4
Increase/(decrease) in trade and other payables	18.0	(29.8)
Net movement in working capital	(14.3)	(33.6)

Cash from operations	244.9	216.3